Retirement Benefit Obligations - Schedule of Health Care Cost Trend Rates (Details) - Postretirement Benefits	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	6.80%	6.90%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.30%	5.20%
Year that the rate reaches the ultimate trend rate	2031	2031